Borrowings and derivative financial instrument - US$1 billion RCF (Details) R in Millions, $ in Millions				12 Months Ended
	Apr. 06, 2023 USD ($) extension_option	Oct. 25, 2019	May 21, 2018 USD ($) extension_option	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2023 USD ($)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				R 22,728	R 20,298	R 18,383
Loans raised				12,758	8,000	20,622
Loans repaid				(1,323)	(8,003)	(20,252)
Accrued interest				1,192	1,046	801
Accrued interest paid				(1,175)	(1,061)	(706)
Loss on foreign exchange differences				2,105	1,417	950
Balance at end of the year				36,618	22,728	20,298
Current portion of balance				(11,672)	(122)	(107)
Non-current portion of balance				24,946	22,606	20,191
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $			$ 600				$ 600
Net debt to EBITDA threshold			2.50
Term of facility			3 years
Number of one-year extensions | extension_option			2
Borrowings, term of extension		1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				0	0	6,978
Loans raised				0	0	703
Loans repaid				0	0	(7,728)
Accrued interest				20	62	113
Accrued interest paid				(20)	(62)	(113)
Loss on foreign exchange differences				0	0	47
Balance at end of the year				0	0	0
Current portion of balance				0	0	0
Non-current portion of balance				0	0	0
US$1 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 1,000						$ 1,000
Term of facility	3 years
Number of one-year extensions | extension_option	2
Borrowings, term of extension	1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year				0	0	0
Loans raised					0	0
Loans repaid				0	0	0
Accrued interest				73	0	0
Accrued interest paid				(73)	0	0
Loss on foreign exchange differences				0	0	0
Balance at end of the year				0	0	0
Current portion of balance				0	0	0
Non-current portion of balance				R 0	R 0	R 0
US$1 billion RCF | Minimum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	0.010
US$1 billion RCF | Maximum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	0.020
US$1 billion RCF | Net Debt to EBITDA less than threshold | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	1.60%
US$1 billion RCF | Net debt to EBITDA at midrange | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	1.80%
US$1 billion RCF | Net Debt to EBITDA above threshold | Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.00%